SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents	¥ 630,021,303	$ 86,312,565	¥ 872,573,460
Restricted cash	216,395,796	29,646,103	107,666,733
Total cash, cash equivalents and restricted cash	¥ 846,417,099	$ 115,958,668	¥ 980,240,193	$ 134,292,356	¥ 720,627,170	¥ 432,344,956